INCOME TAXES (Schedule of the Components of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Feb. 28, 2015	Feb. 28, 2014
Deferred Tax Assets
SR&ED expenditures	$ 7,845	$ 7,595
Research and development tax credits	14,052	13,980
Income tax loss carryforwards	32,643	27,785
Income and expense reserves	192	122
Book and tax differences on assets	1,486	602
Share issue expenses	591	102
Capital loss	19,015	19,015
Gross future tax assets	75,824	69,201
Valuation allowance	(74,278)	(67,596)
Net deferred tax assets	$ 1,546	$ 1,605